FAIR VALUE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurement of Assets and Liabilities

The following table sets forth the Company’s assets and liabilities measured at fair value on a recurring basis (at least annually) by level within the fair value hierarchy. As required by accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2013
	Total	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$918	$918	$—	$—
Marketable equity securities:
Extractive industries	350	350	—	—
Other	17	17	—	—
Marketable debt securities:
Asset backed commercial paper	25	—	—	25
Auction rate securities	5	—	—	5
Trade receivable from provisional copper and gold concentrate sales, net	177	177	—	—
Derivative instruments, net:
Diesel forward contracts	4	—	4	—

	$1,496	$1,462	$4	$30

Liabilities:
Foreign exchange forward contracts	$95	$—	$95	$—
Boddington contingent consideration	10	—	—	10
Holt Property Royalty	134	—	—	134

	$239	$—	$95	$144

Fair Value Inputs Assets Liabilities Quantitative Information

The following table sets forth a summary of the quantitative and qualitative information related to the unobservable inputs used in the calculation of the Company’s Level 3 financial assets and liabilities for the year ended December 31, 2013:

Description	At December 31, 2013	Valuation technique	Unobservable input	Range/Weighted average

Auction Rate Securities	$5	Discounted cash flow	Weighted average recoverability rate	58%
Asset Backed Commercial Paper	25	Discounted cash flow	Recoverability rate	80-90%
Boddington Contingent Consideration	10	Monte Carlo	Discount rate	5%
			LT Gold price	$1,300
			LT Copper price	$3.00
Holt property royalty	134	Monte Carlo	Weighted average discount rate	5%
			LT Gold price	$1,300
			Weighted average gold production scenarios (in 000’s of ounces)	393-1,180

Changes in the Fair Value of the Company's Level 3 Financial Assets

The following table sets forth a summary of changes in the fair value, on a recurring basis, of the Company’s Level 3 financial assets and liabilities for the year ended December 31, 2013:

	Auction Rate Securities	Asset Backed Commercial Paper	Total Assets	Boddington Contingent Consideration	Holt Property Royalty	Total Liabilities
December 31, 2012	$5	$19	$24	$41	$240	$281
Revaluation	—	6	6	(18)	(88)	(106)
Settlements	—	—	—	(13)	(18)	(31)

December 31, 2013	$5	$25	$30	$10	$134	$144

Fair Value Inputs Assets Nonrecurring Quantitative Information

The following table sets forth a summary of the quantitative and qualitative information related to the unobservable inputs used in the calculation of the Company’s nonrecurring Level 3 non-financial assets:

Description	At December 31, 2013	Valuation technique	Unobservable input	Range/Weighted average
Property, plant and mine development, net	$14,277	Discounted cash flow	Discount rate	4.25-5.00%
			Long Term Gold price	$1,300-1,400
			Long Term Copper price	$3.00
			Long Term Exchange rate A$/US$	0.920-0.935

Goodwill and Intangible assets	230	Discounted cash flow	Discount rate	3.75-5.00%
			Long Term Gold price	$1,300-1,400
			Long Term Copper price	$3.00
			Long Term Exchange rate A$/US$	0.920-0.935